Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 123
Provisions made	46
Provisions used	(41)
Provisions reversed	(3)
Transfers to liabilities directly associated with assets held for sale	(3)
Other	(11)
Other provisions, ending balance	111
Current		$ 42	$ 43
Non-current		69	80
Total provisions	111	111	123
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	45
Provisions made	1
Provisions used	(4)
Provisions reversed	0
Transfers to liabilities directly associated with assets held for sale	(2)
Other	(1)
Other provisions, ending balance	39
Current		2	5
Non-current		37	40
Total provisions	39	39	45
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	14
Provisions made	17
Provisions used	(17)
Provisions reversed	(2)
Transfers to liabilities directly associated with assets held for sale	0
Other	(6)
Other provisions, ending balance	6
Current		6	11
Non-current		0	3
Total provisions	6	6	14
Workers’ compensation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	37
Provisions made	15
Provisions used	(14)
Provisions reversed	0
Transfers to liabilities directly associated with assets held for sale	0
Other	0
Other provisions, ending balance	38
Current		12	11
Non-current		26	26
Total provisions	38	38	37
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	27
Provisions made	13
Provisions used	(6)
Provisions reversed	(1)
Transfers to liabilities directly associated with assets held for sale	(1)
Other	(4)
Other provisions, ending balance	28
Current		22	16
Non-current		6	11
Total provisions	28	28	27
Other environmental remediation provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	6
Other provisions, ending balance	6
Total provisions	$ 6	$ 6	$ 6